Share-Based Compensation - Summary of stock option information and weighted average exercise prices (Details) - Benson Hill, Inc - 2012 Stock Incentive Plan	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options Outstanding
Balance at December 31, 2019 | shares	6,992,291
Granted | shares	926,000
Exercised | shares	(337,076)
Forfeited | shares	(424,750)
Expired | shares	(56,975)
Balance at December 31, 2020 | shares	7,099,490
Weighted Average Exercise Price Per Share
Balance at December 31, 2019 | $ / shares	$ 0.97
Granted | $ / shares	1.45
Exercised | $ / shares	0.23
Forfeited | $ / shares	1.21
Expired | $ / shares	1.15
Balance at December 31, 2020 | $ / shares	$ 1.05